Other equity instrument investments (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other equity instrument investments [line items]
Equity securities designated at FVOCI (non-recycling)	¥ 729,070	¥ 664,946
Listed security [member]
Other equity instrument investments [line items]
Equity securities designated at FVOCI (non-recycling)	6,865	6,662
Unlisted securities [member]
Other equity instrument investments [line items]
Equity securities designated at FVOCI (non-recycling)	722,205	658,284
7.89% of Ganlong Double-track Railway Co., Ltd. [member]
Other equity instrument investments [line items]
Equity securities designated at FVOCI (non-recycling)	457,292	504,309
Other Unlisted Securities [Member]
Other equity instrument investments [line items]
Equity securities designated at FVOCI (non-recycling)	¥ 264,913	¥ 153,975